Disclosures About Fair Value Of Financial Instruments (Narrative) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Fair Value Disclosures [Abstract]
Fair value of debt	$ 631,788
Carrying amount of debt	$ 674,832